Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax [Line Items]
Applicable tax rate	20.00%	17.00%	17.00%
Unappropriated earnings [Member]
Income tax [Line Items]
Applicable tax rate	5.00%	10.00%
China [Member]
Income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%